Restoration provisions - Additional Information (Detail) - USD ($)	Apr. 30, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Statement [Line Items]
Long term provision for decommissioning restoration and rehabilitation costs	$ 433,280	$ 334,233	$ 321,400	$ 0
Weighted average risk free interest rate		0.61%